Warrants (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2023 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares
Warrants (Details) [Line Items]
Adjustments to additional paid in capital, warrants (in Dollars) | $			$ 17,635
Number of business days after closing the merger to file with the SEC		20
Number of business days after closing the merger to have an effective registration statement		60
Private Warrants [Member]
Warrants (Details) [Line Items]
Warrants (in Dollars) | $		$ 200
Convertible Preferred Stock Warrant Liability [Member]
Warrants (Details) [Line Items]
Warrants (in Dollars) | $			$ 203
Adjustments to additional paid in capital, warrants (in Dollars) | $		$ 200
Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Reverse recapitalization, warrants assumed (in Shares) | shares		5,000,000
Minimum threshold after completion of the merger for warrants to be transferred, assigned, or sold		30 days
Class of warrant or right, outstanding (in Shares) | shares		36,886	86,873
Public Warrants [Member]
Warrants (Details) [Line Items]
Reverse recapitalization, warrants assumed (in Shares) | shares		9,583,333
Exercise price		$ 11.5
Minimum threshold after completion of the merger for warrants to be transferred, assigned, or sold		30 days
Minimum threshold after closing of initial public offering for warrants to become exercisable		12 months
Warrants and rights outstanding, term		5 years
Minimum threshold written notice period for redemption of warrants		30 days
Class of warrant or right, outstanding (in Shares) | shares		14,583,333
The Sponsor [Member] | Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Exercise price		$ 11.5
Redemption Tranche, One [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Price per share threshold for redemption of warrants		18
Redemption price of warrants		$ 0.01
Minimum threshold written notice period for redemption of warrants		30 days
Minimum threshold redemption period		30 days
Warrants threshold trading days		20 days
Warrants threshold consecutive trading days		30 days
Minimum threshold after warrants are exercisable, company may redeem		90 days
Redemption Tranche, Two [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Price per share threshold for redemption of warrants		$ 10
Redemption price of warrants		$ 0.1
Minimum threshold written notice period for redemption of warrants		30 days
Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member] | Maximum [Member]
Warrants (Details) [Line Items]
Measurement input percentage			90.00%
Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member] | Minimum [Member]
Warrants (Details) [Line Items]
Measurement input percentage			10.00%
Convertible Debt [Member] | Bridge Convertible Note [Member]
Warrants (Details) [Line Items]
Warrants to purchase shares (in Shares) | shares	1,336,723
Common stock exercisable price Per share	$ 0.00339